SUPPLEMENTAL INFORMATION - Balance Sheet (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,113	$ 5,430	[1]
Restricted cash	708	770	[1]
Trade receivables, net	478	496	[1]
Financing receivables, net	18,366	19,795	[1]	$ 19,133
Inventories, net	7,339	6,452	[1]
Property, plant and equipment, net	6,050	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	525	561	[1]
Equipment under operating leases	1,772	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	759	792	[1]
Deferred tax assets	662	852	[1]
Derivative assets	119	77	[1]
Other assets	1,861	1,925	[1]
Total Assets	45,212	48,298	[1]
LIABILITIES AND EQUITY
Debt	23,999	25,895	[1]
Trade payables	5,626	6,060	[1]
Deferred tax liabilities	93	94	[1]
Pension, postretirement and other postemployment benefits	1,613	2,300	[1]
Derivative liabilities	115	98	[1]
Other liabilities	8,990	9,594	[1]
Total Liabilities	40,436	44,041	[1]
Total Equity	4,747	4,232	[1]	$ 4,303	$ 4,320
Redeemable noncontrolling interest	29	25	[1]
Total Liabilities and Equity	45,212	48,298	[1]
Industrial activities
ASSETS
Cash and cash equivalents	3,549	4,901
Restricted cash	0	0
Trade receivables, net	478	490
Financing receivables, net	1,161	1,718
Inventories, net	7,131	6,236
Property, plant and equipment, net	6,048	6,829
Investments in unconsolidated subsidiaries and affiliates	3,193	3,173
Equipment under operating leases	37	35
Goodwill	2,306	2,316
Other intangible assets, net	746	779
Deferred tax assets	627	869
Derivative assets	116	73
Other assets	1,645	1,742
Total Assets	27,037	29,161
LIABILITIES AND EQUITY
Debt	6,627	7,443
Trade payables	5,523	5,936
Deferred tax liabilities	9	94
Pension, postretirement and other postemployment benefits	1,583	2,280
Derivative liabilities	97	88
Other liabilities	8,422	9,063
Total Liabilities	22,261	24,904
Total Equity	4,747	4,232
Redeemable noncontrolling interest	29	25
Total Liabilities and Equity	27,037	29,161
Financial services
ASSETS
Cash and cash equivalents	564	529
Restricted cash	708	770
Trade receivables, net	31	53
Financing receivables, net	19,283	20,699
Inventories, net	208	216
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	215	205
Equipment under operating leases	1,735	1,810
Goodwill	154	156
Other intangible assets, net	13	13
Deferred tax assets	160	198
Derivative assets	10	14
Other assets	291	358
Total Assets	23,374	25,023
LIABILITIES AND EQUITY
Debt	19,449	21,075
Trade payables	143	193
Deferred tax liabilities	211	215
Pension, postretirement and other postemployment benefits	30	20
Derivative liabilities	25	20
Other liabilities	635	686
Total Liabilities	20,493	22,209
Total Equity	2,881	2,814
Redeemable noncontrolling interest	0	0
Total Liabilities and Equity	$ 23,374	$ 25,023

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).